Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Assumptions Used to Determine Fair Value of Options Granted	The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate (percent)	3.42
Expected Dividend Yield (percent)	1.78
Expected Volatility (1) (percent)	31.95
Expected Life (years)	5.45
(1)Expected volatility has been based on historical share volatility of the Company.

Summary of Options Outstanding and Exercisable

	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
For the year ended December 31, 2023	(thousands)	($/unit)
Outstanding, Beginning of Year	14,349	12.38
Granted	1,571	24.34
Exercised	(3,839)	13.08
Forfeited	(128)	15.78
Expired	(58)	19.89
Outstanding, End of Year	11,895	13.66

	Outstanding			Exercisable
As at December 31, 2023	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
Range of Exercise Price ($)	(thousands)	(years)	($/unit)	(thousands)	($/unit)
5.00 to 9.99	4,303	3.83	8.77	2,218	8.85
10.00 to 14.99	4,163	2.92	11.93	3,894	11.94
15.00 to 19.99	1,851	5.13	19.88	536	19.88
20.00 to 24.99	1,561	6.17	24.25	10	22.75
25.00 to 29.99	17	6.70	27.71	—	—
	11,895	4.03	13.66	6,658	11.56

	Number of Cenovus Replacement Stock Options	Weighted Average Exercise Price
For the year ended December 31, 2023	(thousands)	($/unit)
Outstanding, Beginning of Year	3,467	9.99
Exercised	(2,113)	9.97
Forfeited	(23)	6.58
Expired	(326)	21.09
Outstanding, End of Year	1,005	6.49

	Outstanding			Exercisable
As at December 31, 2023	Number of Cenovus Replacement Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Cenovus Replacement Stock Options	Weighted Average Exercise Price
Range of Exercise Price ($)	(thousands)	(years)	($/unit)	(thousands)	($/unit)
3.00 to 4.99	782	1.22	3.54	782	3.54
5.00 to 9.99	28	0.42	6.19	28	6.19
10.00 to 14.99	—	—	—	—	—
15.00 to 19.99	195	0.18	18.35	195	18.35
	1,005	0.99	6.49	1,005	6.49

Number of Performance Share Units
For the year ended December 31, 2023	(thousands)
Outstanding, Beginning of Year	8,678
Granted	2,539
Vested and Paid Out	(972)
Forfeited	(231)
Units in Lieu of Base Dividends	229
Outstanding, End of Year	10,243

Number of Restricted Share Units
For the year ended December 31, 2023	(thousands)
Outstanding, Beginning of Year	6,655
Granted	2,961
Vested and Paid Out	(2,300)
Forfeited	(243)
Units in Lieu of Base Dividends	161
Outstanding, End of Year	7,234

Number of Deferred Share Units
For the year ended December 31, 2023	(thousands)
Outstanding, Beginning of Year	1,506
Granted to Directors	126
Granted	59
Units in Lieu of Dividends	37
Redeemed	(37)
Outstanding, End of Year	1,691

Summary of Stock-Based Compensation
E) Total Stock-Based Compensation

For the years ended December 31,	2023	2022
Stock Options With Associated Net Settlement Rights	11	15
Cenovus Replacement Stock Options	(5)	53
Performance Share Units	47	183
Restricted Share Units	46	100
Deferred Share Units	(2)	22
Total Stock-Based Compensation Expense (Recovery)	97	373